Award Timing Disclosure	12 Months Ended
Nov. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy on Granting Equity Awards
The Board has adopted a policy setting out the Board’s practices and procedures in granting equity awards. The policy establishes the authority for recommending and granting equity awards, the procedures for when equity awards are typically granted, the periods during which they will not be granted, how the terms of equity award grants are established and recorded, and how errors in the granting of equity awards may be corrected. The policy does not apply to regular grants of DSUs made as compensation for any portion of a non-executive
Director’s annual retainer, nor does it apply to the Company’s matching contributions to purchases of Common Shares pursuant to an employee’s participation in the Company’s Employee Stock Purchase Plan. A copy of the Policy on Granting Equity Awards can be found on the Company website at:
www.novagold.com
under the Governance tab.

Award Timing Method	The policy establishes the authority for recommending and granting equity awards, the procedures for when equity awards are typically granted, the periods during which they will not be granted, how the terms of equity award grants are established and recorded, and how errors in the granting of equity awards may be corrected.
Award Timing Predetermined	true
Award Timing MNPI Considered	true